Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2023
Document Effective Date	Jun. 27, 2023
Prospectus Date	Jun. 27, 2023
Schwab Fundamental Global Real Estate Index Fund | Schwab Fundamental Global Real Estate Index Fund
Prospectus:
Trading Symbol	SFREX